Annual Total Returns[BarChart] - Invesco Active US Real Estate ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.64%	16.13%	0.91%	30.10%	2.47%	7.30%	9.36%	(4.60%)	28.95%	(5.97%)